SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The accompanying condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, vitaMed and BocaGreen.  BocaGreen began operations in November 2012.  All material intercompany balances and transactions have been eliminated in consolidation.

Revenue Recognition

The Company recognizes revenue on arrangements in accordance with ASC 605, “Revenue Recognition”.  Revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed and collectability is reasonably assured.

Over The Counter Products

The Company generates OTC revenue by sales of products primarily to retail consumers.  The Company’s policy is to recognize revenue from product sales upon shipment, when the rights of ownership and risk of loss have passed to the consumer.  Outbound shipping and handling fees are included in sales and are billed upon shipment.  Shipping expenses are included in cost of sales.  The majority of the Company’s sales are paid with credit cards and the Company usually receives the cash settlement in two to three banking days.  Credit card sales minimize accounts receivable balances relative to sales.  We provide an unconditional thirty-day money-back return policy whereby we accept product returns from our retail and eCommerce customers.  The Company’s revenue from OTC sales is recognized net of returns, sales discounts, and eCommerce fees.

For the nine months ended September 30, 2012 and 2011, the Company recorded an allowance for returns of $34,713 and $0, respectively.  The Company estimates the allowance for returns based on historical return activity, which is reviewed, and adjusted if necessary, on a quarterly basis.

Prescription Products

The Company’s name brand and generic prescription products are sold primarily through drug wholesalers and retail pharmacies. The Company’s revenue from prescription product sales is recognized net of sales discounts and end-user rebates.

The Company accepts returns of unsalable product from customers within a return period of six months prior to and following product expiration.  The Company’s prescription products currently have a shelf-life of 24 months from date of manufacture.  Given the limited history of prescriptions products, the Company currently cannot reliably estimate expected returns of the prescription products at the time of shipment.  Accordingly, the Company defers recognition of revenue on prescription products until the right of return no longer exists, which occurs at the earlier of the time the prescription products are dispensed through patient prescriptions or expiration of the right of return.  As a result of this policy, the Company has a deferred revenue balance of approximately $702,000 and $0 at September 30, 2012 and December 31, 2011, respectively.

The Company maintains various rebate programs in an effort to maintain a competitive position in the marketplace and to promote sales and customer loyalty.  The rebate program is designed to enable the end-user to return a coupon to the Company.  If the coupon qualifies, the Company sends a rebate check to the end-user.  The Company estimates the allowance for rebates based on industry averages, which is reviewed, and adjusted if necessary, on a quarterly basis.  For the nine months ended September 30, 2012 and 2011, the Company recorded rebate expense of $19,915 and $0, respectively.

Inventories

Inventories represent packaged nutritional products and supplements which are valued at the lower of cost or market using the average cost method.  The costs of manufacturing the prescription products associated with the deferred revenue (as discussed in Revenue Recognition) are recorded as deferred costs, which are included in inventory, until such time as the related deferred revenue is recognized.

Use of Estimates

The Company’s financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.  The preparation of these financial statements requires us to make significant estimates and judgments that affect the reported amounts of assets, liabilities, revenues, expenses and related disclosure of contingent assets and liabilities.  We evaluate our estimates, including those related to contingencies, on an ongoing basis. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions.

NOTE B – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary.  All material intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents

Cash is maintained at financial institutions and, at times, balances may exceed federally insured limits.  The Company has never experienced any losses related to these balances.  All of our non-interest bearing cash balances were fully insured at December 31, 2011 and 2010 due to a temporary federal program in effect from December 31, 2010 through December 31, 2012.  Under the program, there is no limit to the amount of insurance for eligible accounts.  Beginning 2013, insurance coverage will revert to $250,000 per depositor at each financial institution, and our non-interest bearing cash balances may again exceed federally insured limits.  The Company had no interest-bearing amounts on deposit excess of federally insured limits at December 31, 2011 and 2010.

Trade Accounts Receivable and Allowance for Doubtful Accounts

Trade accounts receivable are customer obligations due under normal trade terms.  The Company reviews the accounts receivable for uncollectible accounts and credit card charge-backs and provides an allowance for doubtful accounts which is based upon a review of outstanding receivables, historical collection information and existing economic conditions.  Trade accounts receivable past due more than 90 days are considered delinquent.  Delinquent receivables are written off to bad debt expense based on individual credit evaluations, results of collection efforts, and specific circumstances of the customer.  Recoveries of accounts previously written off are recorded as reductions of bad debt expense when received.  Historically, our bad debt expense has been limited because the majority of our trade receivables are paid via credit card.  Data we use to calculate these estimates does not accurately reflect bad debts; adjustments to these reserves may be required.  At December 31, 2011 and 2010, the Company recorded an allowance for doubtful accounts of $1,500 and $0, respectively.

Inventories

Inventories represent packaged nutritional products and supplements which are valued at the lower of cost or market using the average cost method.

Fixed Assets

Property and Equipment-Property and equipment is stated at cost, net of accumulated depreciation.  Maintenance costs, which do not significantly extend the useful lives of the respective assets, and repair costs are charged to operating expense as incurred.  Depreciation is computed using the straight-line method over the estimated useful lives of the related assets, which range from 3 to 7 years.  Depreciation expense totaled $25,686 and $5,105 for the years ended December 31, 2011 and 2010, respectively.

Website-Costs incurred in the planning stage of a website are expensed, while costs incurred in the development stage are capitalized and amortized over the estimated three-year life of the asset.  Amortization of website development costs totaled $29,159 and $17,678 for the years ended December 31, 2011 and 2010, respectively.

Intangible Assets

The Company has adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 350 Intangible-Goodwill and Other (“ASC 350”).

Capitalized patent costs, net of accumulated amortization, include legal costs incurred for a patent application.  In accordance with ASC 350, once the patent is granted, the Company will amortize the capitalized patent costs over the remaining life of the patent using the straight-line method.  If the patent is not granted, the Company will write-off any capitalized patent costs at that time.  Intangible assets are reviewed annually for impairment or when events or circumstances indicate that their carrying amount may not be recoverable.  There was no amortization expense related to patent costs for the years ended December 31, 2011 and 2010 as  patents have not yet been granted.

Impairment of Long-Lived Assets

Carrying values of property and equipment and finite-lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that their carrying values may not be recoverable.  Such events or circumstances include, but are not limited to:

•	Significant declines in an asset’s market price;

•	Significant deterioration in an asset’s physical condition;

•	Significant changes in the nature or extent of an asset’s use or operation;

•	Significant adverse changes in the business climate that could impact an asset’s value, including adverse actions or assessments by regulators;

•	Accumulation of costs significantly in excess of original expectations related to the acquisition or construction of an asset;

•	Current-period operating or cash flow losses combined with a history of such losses or a forecast that demonstrates continuing losses associated with an asset’s use; and

•	Expectations that it is more likely than not that an asset will be sold or otherwise disposed of significantly before the end of its previously estimated useful life.

If impairment indicators are present, the Company determines whether an impairment loss should be recognized by testing the applicable asset or asset group’s carrying value for recoverability.  This test requires long-lived assets to be grouped at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities, the determination of which requires judgment.  The Company estimates the undiscounted future cash flows expected to be generated from the use and eventual disposal of the assets and compares that estimate to the respective carrying values in order to determine if such carrying values are recoverable.  This assessment requires the exercise of judgment in assessing the future use of and projected value to be derived from the eventual disposal of the assets to be held and used.  Assessments also consider changes in asset utilization, including the temporary idling of capacity and the expected timing for placing this capacity back into production.  If the carrying value of the assets is not recoverable, then a loss is recorded for the difference between the assets’ fair value and respective carrying value.  The fair value of the assets is determined using an “income approach” based upon a forecast of all the expected discounted future net cash flows associated with the subject assets.  Some of the more significant estimates and assumptions include: market size and growth, market share, projected selling prices, manufacturing cost and discount rate.  The Company’s estimates are based upon its historical experience, its commercial relationships, market conditions and available external information about future trends.  The Company believes its current assumptions and estimates are reasonable and appropriate; however, unanticipated events and changes in market conditions could affect such estimates, resulting in the need for an impairment charge in future periods.

Fair Value of Financial Instruments

The Company’s financial instruments consist primarily of receivables, accounts payable, accrued expenses and short-term debt.  The carrying amount of receivables, accounts payable and accrued expenses approximates its fair value because of the short-term maturity of such instruments.  Interest rates that are currently available to the Company for issuance of short-term debt with similar terms and remaining maturities are used to estimate the fair value of the Company’s short-term debt.

Fair Value of Financial Instruments (continued)

The Company categorizes its assets and liabilities that are valued at fair value on a recurring basis into a three-level fair value hierarchy as defined by ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets and liabilities (Level 1) and lowest priority to unobservable inputs (Level 3).

Assets and liabilities recorded in the consolidated balance sheet at fair value are categorized based on a hierarchy of inputs, as follows:

Level 1                  Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2
Quoted prices for similar assets or liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument; and

Level 3                  Unobservable inputs for the asset or liability.

At December 31, 2011 and 2010, the Company had no assets or liabilities that are valued at fair value on a recurring basis.

Income Taxes

Income taxes are accounted for under the asset and liability method.  Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the related temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized when the rate change is enacted.  Valuation allowances are recorded to reduce deferred tax assets to the amount that will more likely than not be realized.  In accordance with ASC 740, Income Taxes, the Company recognizes the effect of uncertain income tax positions only if the positions are more likely than not of being sustained in an audit, based on the technical merits of the position.  Recognized uncertain income tax positions are measured at the largest amount that is greater than 50% likely of being realized.  Changes in recognition or measurement are reflected in the period in which those changes in judgment occur.  The Company recognizes both interest and penalties related to uncertain tax positions as part of the income tax provision.  As of December 31, 2011 and 2010, the Company has no tax positions relating to open tax returns that were considered to be uncertain.

In December 2004, the FASB issued ASC 718, Compensation – Stock Compensation (“ASC 718”).  ASC 718 companies are required to measure the compensation costs of unit-based compensation arrangements based on the grant-date fair value and recognize the costs in the financial statements over the period during which employees are required to provide services.  Unit-based compensation arrangements include unit options, restricted share plans, performance-based awards, share appreciation rights and employee share purchase plans.  As such, compensation cost is measured on the date of grant at their fair value.  Such compensation amounts, if any, are amortized over the respective vesting periods of the option grant.  The Company uses the Black-Scholes option pricing model which requires the input of highly complex and subjective variables including the expected life of options granted and the Company’s expected stock price volatility over a period equal to or greater than the expected life of the options.

Equity instruments (“instruments”) issued to other than employees are recorded on the basis of the fair value of the instruments, as required by ASC 718.  FASB ASC 505, Equity Based Payments to Non-Employees defines the measurement date and recognition period for such instruments.  In general, the measurement date is when either a (a) performance commitment, as defined, is reached or (b) the earlier of (i) the non-employee performance is complete or (ii) the instruments are vested.  The measured value related to the instruments is recognized over a period based on the facts and circumstances of each particular grant as defined in the ASC.

The Company recognizes compensation expense for all share-based payments granted based on the grant date fair value estimated in accordance with ASC 718-10, “Share Based Payments.”  Compensation expense is generally recognized on a straight-line basis over the employee’s requisite service period.

Debt Discounts

Costs incurred with parties who are providing long-term financing, which include warrants issued with the underlying debt, are reflected as a debt discount based on the relative fair value of the debt and warrants to the total proceeds.  These discounts are generally amortized over the life of the related debt using the effective interest rate method.  In connection with debt issued during the years ended December 31, 2011 and 2010, the Company recorded debt discounts totaling $28,719 and $0, respectively.  Amortization expense related to debt discounts totaled $28,719 and $0 for the years ended December 31, 2011 and 2010, respectively, and is included in interest expense on the accompanying consolidated financial statements.  Debt discount was fully amortized at December 31, 2011.

Revenue Recognition

The Company recognizes revenue on arrangements in accordance with ASC 605, “Revenue Recognition” (“ASC 605”).  Revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed and collectability is reasonably assured.  The Company generates revenue by sales of products primarily to retail consumers.  The Company’s policy is to recognize revenue from product sales upon shipment, when the rights of ownership and risk of loss have passed to the consumer.  Outbound shipping and handling fees are included in sales and are billed upon shipment.  Shipping expenses are included in cost of sales.  The majority of the Company’s sales are paid with credit cards and the Company usually receives the cash settlement in two to three banking days.  Credit card sales minimize accounts receivable balances relative to sales.  We provide an unconditional thirty-day money-back return policy whereby we accept product returns from our retail, wholesale and eCommerce customers.  Historically we have experienced returns (monitored on a daily basis) equal to approximately one percent of sales.  Total returns were $20,726 and $13,734 for the years ended December 31, 2011 and 2010, respectively.  We consider the potential returns to be de minimis and have not established an allowance for product returns at this time.

Shipping and Handling Costs

The Company expenses all shipping and handling costs as incurred.  These costs are included in cost of sales on the accompanying consolidated financial statements.

Advertising Costs

The Company expenses advertising costs when incurred.  Advertising expenses totaled $19,408 and $25,698 during the years ended December 31, 2011 and 2010, respectively.

Research and Development Expenses

Research and development expenditures, which are expensed as incurred, totaled $107,241 and $65,402 during the years ended December 31, 2011 and 2010, respectively.

Earnings Per Share

The Company calculates earnings per share (“EPS”) in accordance with ASC 260, “Earnings Per Share,” which requires the computation and disclosure of two EPS amounts, basic and diluted.  Basic EPS is computed based on the weighted average number of shares of common stock outstanding during the period.  Diluted EPS is computed based on the weighted average number of common shares outstanding plus all potentially dilutive common shares outstanding during the period.  Such potential dilutive common shares consist of stock options and warrants.  Potential common shares totaling 96,618,626 and 165,752 (Reverse Split shares) at December 31, 2011 and 2010, respectively, have been excluded from the diluted earnings per share calculation as they are anti-dilutive due to the net loss reported by the Company.

Use of Estimates

The Company’s financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.  The preparation of these financial statements requires us to make significant estimates and judgments that affect the reported amounts of assets, liabilities, revenues, expenses and related disclosure of contingent assets and liabilities.  We evaluate our estimates, including those related to contingencies, on an ongoing basis.  We base our estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions.

Recently Issued Accounting Pronouncements

In December 2011, FASB issued Accounting Standards Update (“ASU”) 2011-11, Balance Sheet - Offsetting. This guidance requires disclosures about offsetting and related arrangements for recognized financial instruments and derivative instruments.  The standard is effective for us as of January 1, 2013 and will not materially impact our financial statement disclosures.

In September 2011, the FASB issued ASU 2011-08, “Testing Goodwill for Impairment.”  This guidance provides the option to evaluate prescribed qualitative factors to determine whether a calculated goodwill impairment test is necessary.  The standard is effective for us as of January 1, 2012 and will not materially impact on our financial condition, results of operations, or financial statement disclosures.

In May 2011, FASB issued ASU 2011-05, Comprehensive Income: Presentation of Comprehensive Income, to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income.  ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity.  The amendments do not change the guidance regarding the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income.  The amendments should be applied retrospectively and is effective for fiscal years and interim periods within those years beginning after December 15, 2011.  Early adoption is permitted.  The adoption is not expected to have a material impact on the Company’s results of operations, financial position or cash flows.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.  This ASU represents the converged guidance of the FASB and the IASB (the “Boards”) on fair value measurement, and results in common requirements for measuring fair value and for disclosing information about fair value measurements, including a consistent meaning of the term “fair value.”  These amendments change some of the terminology used to describe many of the existing requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements.  The amendments should be applied prospectively, and they are effective during interim and annual periods beginning after December 15, 2011.  Early application by public entities is not permitted.  The adoption is not expected to have a material impact on the Company’s results of operations, financial position or cash flows.

Management does not believe there would be a material effect on the accompanying financial statements had any other recently issued but not yet effective accounting standards been adopted in the current period.